Leases - Maturities of Lease Liabilities by Year (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
2024	$ 17,921
2025	15,099
2026	13,725
2027	11,932
2028	9,944
Thereafter	38,290
Total lease payments	106,911
Less: imputed interest	(14,026)
Total	$ 92,885	$ 75,749